DEBT - Debenture (Details) - USD ($) $ in Thousands		1 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended
	Aug. 01, 2021	Jan. 31, 2019	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2018	Jun. 10, 2021	Mar. 31, 2021	Aug. 31, 2020	Apr. 30, 2020
Debt
Face amount													$ 1,700
Proceeds from Paycheck Protection Program						$ 1,665	$ 1,665	$ 1,211
Interest expense			$ 324	$ 190	$ 1,093	456
Centurion debenture
Debt
Interest expense			$ 324	$ 190	$ 872	$ 236	456
Paycheck Protection Program loan
Debt
Face amount											$ 1,700
Bearing interest rate											1.00%
Promissory Note
Debt
Maximum borrowing capacity		$ 2,000
Monthly payments		61
Retirement of part of obligation		167
Central Bank line of credit
Debt
Maximum borrowing capacity		$ 1,000							$ 1,000
Interest expense							99	138
Central Bank line of credit | LIBOR
Debt
Variable rate		3.50%
Central Bank line of credit | Royal Bank of Canada Prime Rate
Debt
Variable rate									3.50%
Senior Term Loan
Debt
Maximum borrowing capacity										$ 6,000
Senior Revolving Loan
Debt
Maximum borrowing capacity										2,000
Senior Term Acquisition Line
Debt
Maximum borrowing capacity										$ 3,000
Loan Facility
Debt
Face amount							$ 6,500					$ 6,500
Bearing interest rate		6.00%
Monthly payments	$ 308
Term Loan
Debt
Face amount												4,000
Proceeds from Paycheck Protection Program								$ 2,100
Term Loan | Royal Bank of Canada Prime Rate
Debt
Variable rate								2.00%
Operating Line Of Credit
Debt
Face amount												$ 2,500
Proceeds from Paycheck Protection Program								$ 2,000
Operating Line Of Credit | Royal Bank of Canada Prime Rate
Debt
Variable rate								2.00%